Clients and other receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Clients and other receivables [Abstract]
Trade receivables	$ 204,223	$ 186,728
Tax receivables	29,685	39,607
Prepayments	12,927	6,375
Other accounts receivable	13,406	11,739
Total	$ 260,241	$ 244,449